Other Payables and Accrued Liabilities (Details) - USD ($)			12 Months Ended
	Aug. 31, 2024	May 31, 2023	Dec. 31, 2024
Industrial and Commercial Bank of China [Member]
Other Payables and Accrued Liabilities [Line Items]
Short-term borrowing		$ 325,357
Percentage of annual interest		3.55%
Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd.[Member]
Other Payables and Accrued Liabilities [Line Items]
Repaid amount	$ 247,914
Interest payments			$ 5,165